Financial Instruments-Risk Management - Summary of Risk Categories of Borrower Internal Grades (Detail) $ in Millions		Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)
Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		95
Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		90
Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		87
Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade rating		85
Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade rating		83
Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		80
Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade rating		77
Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		75
Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		73
Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		70
Watch list [member]
Disclosure of internal credit grades [line items]
Internal grade rating		30
Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		65
Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade rating		60
Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade rating		40
Default [member]
Disclosure of internal credit grades [line items]
Internal grade rating		21
Non retail [member] | IRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[1],[2]	$ 466,519
Credit risk exposure at default undrawn commitments	[1],[2]	93,451
Credit risk exposure at default other exposure	[1],[2],[3]	113,136
Credit risk exposure default amount	[1],[2]	673,106
Non retail [member] | IRB portfolio [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		$ 699,964
Non retail [member] | IRB portfolio [member] | Excluding residential mortgages [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[1],[2]	413,200
Credit risk exposure at default undrawn commitments	[1],[2]	93,451
Credit risk exposure at default other exposure	[1],[2],[3]	113,136
Credit risk exposure default amount	[1],[2]	619,787
Non retail [member] | IRB portfolio [member] | Excluding residential mortgages [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		643,523
Non retail [member] | IRB portfolio [member] | Government guaranteed residential mortgages [Member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[1],[2],[4]	53,319
Credit risk exposure default amount	[1],[2],[4]	53,319
Non retail [member] | IRB portfolio [member] | Government guaranteed residential mortgages [Member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2],[4]		56,441
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[1],[2]	150,557
Credit risk exposure at default undrawn commitments	[1],[2]	1,521
Credit risk exposure at default other exposure	[1],[2],[3]	22,044
Credit risk exposure default amount	[1],[2]	$ 174,122
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		171,655
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	95
Credit risk exposure at default drawn	[1],[2]	$ 35,852
Credit risk exposure at default undrawn commitments	[1],[2]	12,679
Credit risk exposure at default other exposure	[1],[2],[3]	22,751
Credit risk exposure default amount	[1],[2]	$ 71,282
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		67,579
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	90
Credit risk exposure at default drawn	[1],[2]	$ 14,275
Credit risk exposure at default undrawn commitments	[1],[2]	12,368
Credit risk exposure at default other exposure	[1],[2],[3]	22,953
Credit risk exposure default amount	[1],[2]	$ 49,596
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		63,244
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	87
Credit risk exposure at default drawn	[1],[2]	$ 30,694
Credit risk exposure at default undrawn commitments	[1],[2]	16,237
Credit risk exposure at default other exposure	[1],[2],[3]	16,768
Credit risk exposure default amount	[1],[2]	$ 63,699
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		69,282
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	85
Credit risk exposure at default drawn	[1],[2]	$ 28,252
Credit risk exposure at default undrawn commitments	[1],[2]	13,252
Credit risk exposure at default other exposure	[1],[2],[3]	8,476
Credit risk exposure default amount	[1],[2]	$ 49,980
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		58,705
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	83
Credit risk exposure at default drawn	[1],[2]	$ 48,999
Credit risk exposure at default undrawn commitments	[1],[2]	13,854
Credit risk exposure at default other exposure	[1],[2],[3]	6,489
Credit risk exposure default amount	[1],[2]	$ 69,342
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		77,643
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	80
Credit risk exposure at default drawn	[1],[2]	$ 40,114
Credit risk exposure at default undrawn commitments	[1],[2]	10,144
Credit risk exposure at default other exposure	[1],[2],[3]	4,512
Credit risk exposure default amount	[1],[2]	$ 54,770
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		54,968
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	77
Credit risk exposure at default drawn	[1],[2]	$ 29,630
Credit risk exposure at default undrawn commitments	[1],[2]	6,880
Credit risk exposure at default other exposure	[1],[2],[3]	4,219
Credit risk exposure default amount	[1],[2]	$ 40,729
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		37,164
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	75
Credit risk exposure at default drawn	[1],[2]	$ 19,495
Credit risk exposure at default undrawn commitments	[1],[2]	4,373
Credit risk exposure at default other exposure	[1],[2],[3]	3,456
Credit risk exposure default amount	[1],[2]	$ 27,324
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		26,291
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	73
Credit risk exposure at default drawn	[1],[2]	$ 8,142
Credit risk exposure at default undrawn commitments	[1],[2]	1,253
Credit risk exposure at default other exposure	[1],[2],[3]	745
Credit risk exposure default amount	[1],[2]	$ 10,140
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		10,015
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	70
Credit risk exposure at default drawn	[1],[2]	$ 2,845
Credit risk exposure at default undrawn commitments	[1],[2]	505
Credit risk exposure at default other exposure	[1],[2],[3]	441
Credit risk exposure default amount	[1],[2]	$ 3,791
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		3,226
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	65
Credit risk exposure at default drawn	[1],[2]	$ 1,258
Credit risk exposure at default undrawn commitments	[1],[2]	193
Credit risk exposure at default other exposure	[1],[2],[3]	141
Credit risk exposure default amount	[1],[2]	$ 1,592
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		1,208
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	60
Credit risk exposure at default drawn	[1],[2]	$ 903
Credit risk exposure at default undrawn commitments	[1],[2]	53
Credit risk exposure at default other exposure	[1],[2],[3]	30
Credit risk exposure default amount	[1],[2]	$ 986
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		1,225
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	40
Credit risk exposure at default drawn	[1],[2]	$ 672
Credit risk exposure at default undrawn commitments	[1],[2]	111
Credit risk exposure at default other exposure	[1],[2],[3]	106
Credit risk exposure default amount	[1],[2]	$ 889
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		203
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors default [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	30
Credit risk exposure at default drawn	[1],[2]	$ 225
Credit risk exposure at default undrawn commitments	[1],[2]	6
Credit risk exposure at default other exposure	[1],[2],[3]	1
Credit risk exposure default amount	[1],[2]	$ 232
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors default [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		106
Non retail [member] | IRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	21
Credit risk exposure at default drawn	[1],[2]	$ 1,287
Credit risk exposure at default undrawn commitments	[1],[2]	22
Credit risk exposure at default other exposure	[1],[2],[3]	4
Credit risk exposure default amount	[1],[2]	$ 1,313
Non retail [member] | IRB portfolio [member] | Default [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[2]		$ 1,009
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		99
Top of range [member] | Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	99
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		98
Bottom of range [member] | Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	98

[1]	After credit risk mitigation.
[2]	Regulatory amounts reported in 2024 and 2023 are under Revised Basel III requirements.
[3]	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantees, securitizations, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.
[4]	These exposures are classified as sovereign exposures and are included in the non-retail category.